Condensed consolidated statement of financial position - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Assets
Cash and balances with central banks	[1]	€ 38,276	€ 21,989
Loans and advances to banks	[1]	31,627	28,811
Financial assets at fair value through profit or loss 2	[1]	151,503	123,221
Investments	[1]		79,073
Financial assets at fair value through other comprehensive income 3	[1]	31,500
Securities at amortised cost 4	[1]	48,966	0
Loans and advances to customers 5	[1]	584,714	571,909
Investments in associates and joint ventures	[1]	1,082	1,088
Property and equipment	[1]	1,775	1,801
Intangible assets 6	[1]	1,785	1,469
Current tax assets	[1]	401	324
Deferred tax assets	[1]	1,200	1,106
Other assets 7	[1]	10,667	13,087
Total assets	[1]	903,499	843,878
Liabilities
Deposits from banks	[1]	38,776	36,821
Customer deposits	[1]	556,711	539,828
Financial liabilities at fair value through profit or loss 8	[1]	110,874	87,142
Current tax liabilities	[1]	725	750
Deferred tax liabilities	[1]	341	362
Provisions	[1]	1,286	1,713
Other liabilities 9	[1]	13,772	16,064
Debt securities in issue 10	[1]	116,099	96,086
Subordinated loans 10	[1]	16,225	15,968
Total liabilities	[1]	854,808	794,734
Equity 11
Share capital and share premium	[1]	17,088	17,045
Other reserves	[1]	3,495	4,362
Retained earnings	[1]	27,374	27,022
Shareholders' equity (parent)	[1]	47,957	48,429
Non-controlling interests	[1]	734	715
Total equity	[1]	48,691	49,144
Total equity and liabilities	[1]	€ 903,499	€ 843,878

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.